NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended	8 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Oct. 31, 2010	Sep. 30, 2014	Jul. 31, 2014
Exercise price		$ 1.30	$ 1.30
Amortization of Debt Discount (Premium)	$ 6,523
Warrants value		78,281	78,281
Warrants due to dilutive issuances		375,000
Debt Instrument, Unamortized Discount	65,235	71,758	71,758		298,417
Interest expense.		298,417
Line of credit amount	300,000
Line of credit	1,500,000	1,500,000	1,500,000
Maximum [Member]
Debt Instrument, Maturity Date			May 01, 2017
Line of credit amount			3,000,000
Unsecured Promissory Note [Member]
Debt Instrument, Fee Amount						1,350,000
Exercise price						$ 1.30
Promissory Note Two [Member] | California United Bank [Member]
Debt Instrument, Face Amount		1,250,000	1,250,000				1,250,000	1,250,000
Debt Instrument, Interest Rate, Stated Percentage		7.25%	7.25%					7.25%
Debt Instrument, Maturity Date			Mar. 05, 2014
Debt Instrument, Outstanding Amount							2,000,000
Amortization of Debt Discount (Premium)			6,523
Debt Instrument, Unamortized Discount		71,758	71,758
Unsecured Promissory Note [Member]
Interest rate									10.00%
Promissory Note [Member] | Loan and Security Agreement [Member] | Colgan Financial Group, Inc [Member]
Debt Instrument, Face Amount					600,000
Debt Instrument, Interest Rate, Stated Percentage					2.50%
Debt Instrument, Unamortized Discount					298,417
Promissory Note One [Member] | California United Bank [Member]
Debt Instrument, Face Amount								500,000
Debt Instrument, Interest Rate, Stated Percentage								5.75%
Promissory Note Three [Member] | California United Bank [Member]
Debt Instrument, Face Amount										350,000
Debt Instrument, Interest Rate, Stated Percentage										18.00%
Credit Agreement [Member]
Debt Instrument, Fee Amount	876,250
Interest rate	5.75%
Warrants value		248,011	248,011
Line of credit amount	1,757,576		1,939,394
Credit Agreement [Member] | California United Bank [Member]
Debt Instrument, Fee Amount	456,000
Revolving Credit Facility [Member] | Credit Agreement [Member] | TCA Global Credit Master Fund, LP [Member]
Debt Instrument, Face Amount					1,500,000
Debt Instrument Increase Additional Borrowings					1,850,000
Revolving Credit Facility [Member] | Credit Agreement [Member] | TCA Global Credit Master Fund, LP [Member] | Second Amendment [Member]
Debt Instrument, Interest Rate, Stated Percentage		15.00%	15.00%		15.00%
Debt Instrument, Outstanding Amount		2,210,798	2,210,798		2,210,798
Debt Instrument, Fee Amount		330,000	330,000		330,000
Interest rate					2543100.00%
Debt Instrument, Increase, Accrued Interest				25,431
Amortization of Debt Discount (Premium)				330,000
Debt Instrument, Unamortized Discount		298,417	298,417		298,417
Debt Instrument, Frequency of Periodic Payment				monthly
Debt Instrument, Date of First Required Payment				Mar. 31, 2014
Debt Instrument Maturity Period				October2014
Revolving Credit Facility [Member] | Credit Agreement [Member] | Maximum [Member] | TCA Global Credit Master Fund, LP [Member]
Debt Instrument Increase Additional Borrowings					$ 7,000,000